Business Combinations	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Combinations

Note 19. Business Combinations

In June 2014, we acquired selected assets of RC Aluminum Industries, Inc. (“RC Aluminum”) for $1,900. RC Aluminum designs, manufactures and installs glass products for architects, designers, developers and general contractors. The primary assets acquired include Miami-Dade County Notices of Acceptance (NOA) form more than 50 products manufactured and sold by RC Aluminum and the right to complete two of RC Aluminum’s contracted projects with an estimated value of approximately $12 million. The assets acquired from RC Aluminum were recorded as intangible assets at fair values including transaction costs of $1,094 for the NOA permitted designs and $850 for the customer list of projects.

In December 2014, we acquired assets of Glasswall, LLC, a Miami, South Florida based manufacturer of impact-resistant windows and door systems used in high-rise commercial and residential buildings. As part of the transaction, we acquired a 160,000 square foot warehouse/manufacturing/office facility in Miami for $5,167, and manufacturing and assembly equipment, and Miami-Dade NOAs for products manufactured and sold by Glasswall and other tangible and intangible assets for $4,134 accounted under other assets as of December 31, 2014.

Total consideration consisted 388,199 ordinary shares for $4,000 in our stock and $5,301 million in cash financed in part by a 15-year, $3.920 term loan that we secured to acquire the facilities. The allocation of the consideration transferred was based on management’s judgement after evaluation of several factors, including a preliminary valuation assessment. Finalization of the analysis resulted in a change in the composition of other assets into equipment, intangible assets, and goodwill. ASC 805 provides for measurement period adjustments, which is the period of time during which the acquirer may adjust preliminary amounts recognized at the acquisition date to their subsequently determined final acquisition date fair value.

The following table summarizes the purchase price allocation of consideration transferred:

	Preliminary Purchase Price Allocation	Measurement period adjustments	Final Purchase Price Allocation
Land	$1,952	$—	$1,952
Buildings	3,215	—	3,215
Equipment	—	1,170	1,170
Intangibles (NOAs)	—	1,500	1,500
Goodwill	—	1,330	1,330
Other Assets	4,134	(4,000)	134
Total	$9,301	TOTAL	S 9,301
Consideration Transferred:
Liabilities assumed (mortgage)	$3,920
Common Stock	4,000
Cash	1,381
Total consideration transferred	$9,301

The excess of the consideration transferred over the estimated fair values of assets acquired and liabilities assumed was recorded as goodwill. The only identifiable intangible asset subject to amortization was the NOAs amounting to $1.5 million, which have a remaining useful life of 10 years. See Note 7 — Goodwill and Intangible Assets for additional information.